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wilmerhale.com

February 22, 2010

BY ELECTRONIC SUBMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	AVEO Pharmaceuticals, Inc.

Amendment No. 3 to Registration Statement on Form S-1

File No. 333-163778

Ladies and Gentlemen:

Submitted herewith for filing on behalf of AVEO Pharmaceuticals, Inc. (the “Company”) is Amendment No. 3 to the Company’s Registration Statement on Form S-1 relating to the registration under the Securities Act of 1933, as amended (the “Securities Act”), of $120,750,000 in shares of common stock of the Company.

This filing is being effected by direct transmission to the Commission’s EDGAR System. On December 7, 2009, the Company caused a filing fee of $4,813.00 to be wire transferred to the Commission’s account at U.S. Bank. On February 18, 2010 in anticipation of this filing, the Company caused an additional fee of $2,460.00 to be wire transferred to the Commission’s account at U.S. Bank.

The above-mentioned Registration Statement relates to the Company’s initial public offering of securities. It is the intent of the Company and the managing underwriters of the proposed offering to have the Registration Statement declared effective as early as possible.

Acceleration requests may be made orally, and the Company and the managing underwriters of the proposed offering have authorized us to represent on their behalf that they are aware of their obligations under the Securities Act with respect thereto.

This filing includes as an exhibit an opinion of Wilmer Cutler Pickering Hale and Dorr LLP. Wilmer Cutler Pickering Hale and Dorr LLP hereby confirms to the staff that the reference made in its opinion to the General Corporation Law of the State of Delaware includes the statutory provisions and also all applicable provisions of the Delaware Constitution and reported judicial decisions interpreting these laws.

Please contact the undersigned or Joshua Fox at our firm with any questions or comments you may have regarding this filing.

Very truly yours,

/s/ Shahzia Rahman

Shahzia Rahman

cc: Joseph Vittiglio